VGOF-P3 01/25

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JANUARY 28, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A (the “Funds”)

Effective January 31, 2025, the following changes are made to the Summary Prospectus, Prospectus and SAI of each Fund listed in Schedule A:

a)	In the section entitled “Management—Portfolio managers” in each Fund’s Summary Prospectus and Prospectus, the following portfolio manager is added:

Portfolio manager	Title	Portfolio manager of the fund since
Berkeley Belknap	Portfolio Manager	January 2025

b)	In the section entitled “More on fund management—Portfolio managers” in each Fund’s Prospectus, the following portfolio manager is added:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Berkeley Belknap	Senior Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Ms. Belknap joined Franklin Templeton in 2019.	January 2025

c)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in each Fund’s SAI, the following portfolio manager is added with respect to each Fund:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Berkeley Belknap#	Registered Investment Companies	14	5.51	None	None

	Other Pooled Investment Vehicles	41	7.22	None	None

	Other Accounts	13	2.84	None	None

#	The information is as of December 31, 2024.

d)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Managers Securities Ownership” in each Fund’s SAI, the following portfolio manager is added with respect to each Fund:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Berkeley Belknap#	None

#	The information is as of December 31, 2024.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INVESTMENT TRUST

Franklin Multi-Asset Conservative Growth Fund	June 1, 2024
Franklin Multi-Asset Defensive Growth Fund	June 1, 2024
Franklin Multi-Asset Growth Fund	June 1, 2024
Franklin Multi-Asset Moderate Growth Fund	June 1, 2024

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Franklin Multi-Asset Variable Conservative Growth Fund	May 1, 2024
Franklin Multi-Asset Variable Growth Fund	May 1, 2024
Franklin Multi-Asset Variable Moderate Growth Fund	May 1, 2024

Please retain this supplement for future reference.

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